Schedule of Property, Equipment and Leasehold Improvement are Stated at Cost Less Accumulated Depreciation and Impairment (Details)	Jun. 30, 2024
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives description	Useful Life, Shorter of Lease Term or Asset Utility [Member]
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Electronic Equipment and Others [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Electronic Equipment and Others [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	6 years